Retail | Calvert Small Cap Fund
CALVERT SMALL CAP FUND Class (Ticker): A (CCVAX) B (CSCBX) C (CSCCX)
INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 36 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Calvert Small Cap Fund		Class A	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		4.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	5.00%	1.00%
Redemption fee	[2]	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Retail Calvert Small Cap Fund		Class A	Class B	Class C
Management fees		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.61%	1.51%	0.79%
Total annual fund operating expenses		1.81%	3.46%	2.74%
Less fee waiver and/or expense reimbursement	[1]	(0.12%)	(0.27%)	(0.05%)
Net expenses		1.69%	3.19%	2.69%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Retail Calvert Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	639	1,006	1,398	2,491
Class B	822	1,437	1,975	3,348
Class C	372	846	1,445	3,067

Expense Example, No Redemption - Retail Calvert Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	322	1,037	1,775	3,348
Class C	272	846	1,445	3,067

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund's benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor's stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund's investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of the Fund's current index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted)
Average Annual Total Returns - Retail Calvert Small Cap Fund	1 year	5 years	Since Inception		Inception Date
Class A	(9.55%)	(2.78%)	1.00%		Oct. 01, 2004
Class A Return after taxes on distributions	(9.58%)	(2.79%)	1.00%
Class A Return after taxes on distributions and sale of Fund shares	(6.16%)	(2.35%)	0.86%
Class A Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	4.68%
Class A Lipper Small-Cap Core Funds Avg. (reflects no deduction for taxes)	(3.41%)	0.45%		[1]
Class B	11.14%		(4.53%)		Nov. 29, 2010
Class B Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)		2.52%
Class B Lipper Small-Cap Core Funds Avg. (reflects no deduction for taxes)	(3.41%)			[2]
Class C	(6.92%)	(2.76%)	0.17%		Apr. 01, 2005
Class C Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	4.25%
Class C Lipper Small-Cap Core Funds Avg. (reflects no deduction for taxes)	(3.41%)	0.45%		[3]
[1]	The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 1.09%; Class A return after taxes on distributions is 1.08%; Class A return after taxes on distributions and sale of Fund shares is 0.93%; and Lipper Small-Cap Core Funds Average is 4.94%.
[2]	The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 11/30/10 is as follows: Class B return is -3.70%, and Lipper Small-Cap Core Funds Average is 3.69%.
[3]	The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 1.18%, and Lipper Small-Cap Core Funds Average is 4.94%.